Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
iShares iBonds Oct 2026 Term TIPS ETF | iShares iBonds Oct 2026 Term TIPS ETF
Prospectus [Line Items]
Annual Return [Percent]	4.97%	5.25%